GA Computer Sciences Inc.
#349-6540 East Hastings Street
Burnaby, British Columbia
Canada, V5B 4Z5

Tel: (775) 881-3390
Fax: (604) 298-6308

October 6, 2005

VIA Courier & EDGAR

US SECURITIES AND EXCHANGE COMMISSION
OFFICE of SMALL BUSINESS
Attn: Russell Mancuso
Mail Stop 6010
100 F Street, N.E.
Washington, DC
USA

Re: GA Computer Sciences Inc. (the “Company”) - Form SB-2/A No. 4 Enclosed

The Company is submitting the enclosed Form SB-2 Amendment No. 4 registration statement to you. This amendment addresses the commission's concerns discovered in your recent review of the Company's SB-2/A No. 3 filing as described in your letter of September 22, 2005. Please find the enclosed three redlined hard and three clean copies for your review. The SEC file number is 333-124607. The documents are scheduled to be filed on EDGAR on October 6, 2005.

Also, please see our response memo attached to this letter. In this memo we identify each of the 4 comments that you outlined in your letter and explain how we addressed each issue.

The new text additions have been redlined with the  tag on the official EDGAR filings and highlighted on the unofficial redlined PDF copy.

If you have any questions please don't hesitate to contact our securities lawyer Joseph I. Emas at 305 531-1174.

The Company hereby acknowledges that:

  The Company is responsible for the adequacy and accuracy of the disclosure in the filings;

  Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from talking any action with respect to the filing; and

  The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Yours truly,

GA Computer Sciences Inc.

Per:

/s/ Peter Hoyle

Peter Hoyle
President

Encls.

Response Memo to Letter of September 22, 2005

General

1. Please update your financial statements as required by Item 310(g) of Regulation S-B. Please revise other disclosure in your prospectus accordingly.

We have updated our financial statements to July 31, 2005 and have revised other disclosure in our prospectus accordingly.

Exhibits

2. Please provide currently dated accountants' consent with future amendments.

We have filed a currently dated accountants' consent.

3. Please file counsel's consent to the prospectus discussion of its opinions and to being named in the prospectus, like on pages 17, 25 and 26.

We have filed a current counsel's consent regarding his opinions and to being named in the prospectus on the mentioned pages.

4. It remains unclear why exhibit 99.1 includes only one page of information.

We have removed exhibit 99.1 from the registration statement.